Income tax and social contribution (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax and social contribution (Details Text)
Equalization of the effective rate of social contribution in relation to the rate	45.00%
Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position	R$ 4,598,364	R$ 4,755,748
Write-off of tax credits		R$ 150,040
Income tax
Income tax and social contribution (Details Text)
Applicable tax rate	25.00%
Social contribution - Insurance industry
Income tax and social contribution (Details Text)
Applicable tax rate	20.00%
Social contribution - Other companies
Income tax and social contribution (Details Text)
Applicable tax rate	9.00%